Operating Segments - Disclosure Of Operating Decision Maker Believes That This Information Is The Most Relevant For The Group (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenue	S/ 4,386,112	S/ 3,875,907	S/ 2,451,608
Cost of service	(2,660,819)	(2,440,561)	(1,571,904)
Gross profit	1,725,293	1,435,346	879,704
Selling expense	(197,475)	(193,943)	(169,803)
Administrative expenses	(788,677)	(704,565)	(477,524)
Impairment losses on trade receivables	(40,855)	(5,684)	1,580
Other expenses	(2,112)	(20,927)	(1,028)
Other income	87,586	50,113	21,658
Segment operating profit (loss)	783,760	560,340	254,587
Share of profit of equity accounted investees, net of taxes	8,800	6,290	3,757
Exchange difference, net	(41,709)	75,852	(57,771)
Interest expense, net	(567,074)	(766,656)	(248,020)
Segment profit (loss) before tax	183,777	(124,174)	(47,447)
Depreciation and amortisation expense	(219,146)	(235,750)	(138,091)
Capital expenditure	(178,734)	(199,891)	(174,583)
Assets	7,080,720	7,689,552	6,593,663
Liabilities	5,457,780	5,912,986	5,035,602
Oncosalud Peru [Member]
Disclosure of operating segments [line items]
Revenue	1,070,620	931,680	815,124
Cost of service	(586,391)	(502,807)	(419,737)
Gross profit	484,229	428,873	395,387
Selling expense	(159,619)	(163,299)	(146,016)
Administrative expenses	(143,850)	(137,307)	(148,957)
Impairment losses on trade receivables	(511)	(355)	2,359
Other expenses		(4,479)
Other income	14,055	12,389	9,033
Segment operating profit (loss)	194,304	135,822	111,806
Share of profit of equity accounted investees, net of taxes	3,305	2,227	1,559
Exchange difference, net	(1,710)	(5,741)	(3,863)
Interest expense, net	(30,833)	(24,909)	(40,733)
Segment profit (loss) before tax	165,066	107,399	68,769
Depreciation and amortisation expense	(32,651)	(31,968)	(25,375)
Capital expenditure	(31,974)	(26,385)	(43,702)
Assets	2,260,833	2,146,867	1,943,792
Liabilities	1,105,230	1,101,354	952,240
Healthcare services in Peru [Member]
Disclosure of operating segments [line items]
Revenue	995,752	883,889	730,331
Cost of service	(707,966)	(679,672)	(578,294)
Gross profit	287,786	204,217	152,037
Selling expense	(19,552)	(18,065)	(15,881)
Administrative expenses	(176,736)	(159,283)	(131,649)
Impairment losses on trade receivables	(7,914)	142	4,097
Other income	8,334	9,350	4,427
Segment operating profit (loss)	91,918	36,361	13,031
Exchange difference, net	(1,189)	(1,783)	778
Interest expense, net	(46,346)	(45,770)	(25,619)
Segment profit (loss) before tax	44,383	(11,192)	(11,810)
Depreciation and amortisation expense	(42,818)	(38,997)	(38,835)
Capital expenditure	(45,180)	(27,256)	(38,342)
Assets	1,034,399	889,286	815,574
Liabilities	663,499	565,754	525,271
Healthcare services in Colombia [Member]
Disclosure of operating segments [line items]
Revenue	1,443,032	1,192,089	895,366
Cost of service	(1,040,646)	(853,887)	(620,407)
Gross profit	402,386	338,202	274,959
Selling expense	(5,689)	(6,313)	(5,741)
Administrative expenses	(209,429)	(188,725)	(159,032)
Impairment losses on trade receivables	(28,397)	(6,352)	(4,744)
Other expenses		(20,302)
Other income	9,438	16,223	15,318
Segment operating profit (loss)	168,309	132,733	120,760
Share of profit of equity accounted investees, net of taxes	5,495	4,063	2,198
Exchange difference, net	(67,555)	119,884	(131,039)
Interest expense, net	(108,301)	(109,508)	(62,142)
Segment profit (loss) before tax	(2,052)	147,172	(70,223)
Depreciation and amortisation expense	(42,404)	(40,226)	(27,816)
Capital expenditure	(43,614)	(81,965)	(82,128)
Assets	2,299,375	2,435,123	1,805,816
Liabilities	1,359,899	1,514,739	1,311,333
Healthcare services in Mexico [Member]
Disclosure of operating segments [line items]
Revenue	1,194,597	1,130,388	216,121
Cost of service	(641,756)	(663,688)	(156,757)
Gross profit	552,841	466,700	59,364
Selling expense	(11,948)	(5,518)	(718)
Administrative expenses	(255,769)	(220,588)	(46,193)
Impairment losses on trade receivables	(3,987)	1,097	(132)
Other income	68,818	26,157	1,909
Segment operating profit (loss)	349,955	267,848	14,230
Exchange difference, net	(20,823)	74,020	(1,651)
Interest expense, net	(264,340)	(385,597)	(63,021)
Segment profit (loss) before tax	64,792	(43,729)	(50,442)
Depreciation and amortisation expense	(92,070)	(115,650)	(37,698)
Capital expenditure	(36,436)	(49,023)	(2,988)
Assets	3,079,407	3,763,000	3,289,686
Liabilities	1,881,392	2,343,238	2,009,673
Total reportable segments [Member]
Disclosure of operating segments [line items]
Revenue	4,704,001	4,138,046	2,656,942
Cost of service	(2,976,759)	(2,700,054)	(1,775,195)
Gross profit	1,727,242	1,437,992	881,747
Selling expense	(196,808)	(193,195)	(168,356)
Administrative expenses	(785,784)	(705,903)	(485,831)
Impairment losses on trade receivables	(40,809)	(5,468)	1,580
Other expenses		(24,781)
Other income	100,645	64,119	30,687
Segment operating profit (loss)	804,486	572,764	259,827
Share of profit of equity accounted investees, net of taxes	8,800	6,290	3,757
Exchange difference, net	(91,277)	186,380	(135,775)
Interest expense, net	(449,820)	(565,784)	(191,515)
Segment profit (loss) before tax	272,189	199,650	(63,706)
Depreciation and amortisation expense	(209,943)	(226,841)	(129,724)
Capital expenditure	(157,204)	(184,629)	(167,160)
Assets	8,674,014	9,234,276	7,854,868
Liabilities	5,010,020	5,525,085	4,798,517
Holding and eliminations [Member]
Disclosure of operating segments [line items]
Revenue	(317,889)	(262,139)	(205,334)
Cost of service	315,940	259,493	203,291
Gross profit	(1,949)	(2,646)	(2,043)
Selling expense	(667)	(748)	(1,447)
Administrative expenses	(2,893)	1,338	8,307
Impairment losses on trade receivables	(46)	(216)
Other expenses	(2,112)	3,854	(1,028)
Other income	(13,059)	(14,006)	(9,029)
Segment operating profit (loss)	(20,726)	(12,424)	(5,240)
Exchange difference, net	49,568	(110,528)	78,004
Interest expense, net	(117,254)	(200,872)	(56,505)
Segment profit (loss) before tax	(88,412)	(323,824)	16,259
Depreciation and amortisation expense	(9,203)	(8,909)	(8,367)
Capital expenditure	(21,530)	(15,262)	(7,423)
Assets	(1,593,294)	(1,544,724)	(1,261,205)
Liabilities	447,760	387,901	237,085
External [Member]
Disclosure of operating segments [line items]
Revenue	4,386,112	3,875,907	2,451,608
Cost of service	(2,660,819)	(2,440,561)	(1,571,904)
Selling expense	(197,475)	(193,943)	(169,803)
Administrative expenses	(633,421)	(555,816)	(344,642)
Other income	87,586	50,113	21,658
External [Member] | Oncosalud Peru [Member]
Disclosure of operating segments [line items]
Revenue	1,030,432	895,507	789,093
Cost of service	(307,047)	(277,611)	(240,855)
Selling expense	(159,619)	(163,299)	(146,016)
Administrative expenses	(78,596)	(72,532)	(69,159)
Other income	3,196	1,388	(360)
External [Member] | Healthcare services in Peru [Member]
Disclosure of operating segments [line items]
Revenue	718,051	657,923	551,028
Cost of service	(671,370)	(645,375)	(553,885)
Selling expense	(19,552)	(18,065)	(15,881)
Administrative expenses	(107,736)	(94,553)	(76,153)
Other income	7,386	8,384	3,663
External [Member] | Healthcare services in Colombia [Member]
Disclosure of operating segments [line items]
Revenue	1,443,032	1,192,089	895,366
Cost of service	(1,040,646)	(853,887)	(620,407)
Selling expense	(5,689)	(6,313)	(5,741)
Administrative expenses	(197,887)	(176,915)	(153,137)
Other income	9,438	16,223	15,318
External [Member] | Healthcare services in Mexico [Member]
Disclosure of operating segments [line items]
Revenue	1,194,597	1,130,388	216,121
Cost of service	(641,756)	(663,688)	(156,757)
Selling expense	(11,948)	(5,518)	(718)
Administrative expenses	(249,202)	(211,816)	(46,193)
Other income	68,818	26,157	1,909
External [Member] | Total reportable segments [Member]
Disclosure of operating segments [line items]
Revenue	4,386,112	3,875,907	2,451,608
Cost of service	(2,660,819)	(2,440,561)	(1,571,904)
Selling expense	(196,808)	(193,195)	(168,356)
Administrative expenses	(633,421)	(555,816)	(344,642)
Other income	88,838	52,152	20,530
External [Member] | Holding and eliminations [Member]
Disclosure of operating segments [line items]
Selling expense	(667)	(748)	(1,447)
Other income	(1,252)	(2,039)	1,128
Inter Segment [Member]
Disclosure of operating segments [line items]
Other income	0
Inter Segment [Member] | Oncosalud Peru [Member]
Disclosure of operating segments [line items]
Revenue	40,188	36,173	26,031
Cost of service	(279,344)	(225,196)	(178,882)
Administrative expenses	(369)	(908)	(228)
Other income	10,859	11,001	9,393
Inter Segment [Member] | Healthcare services in Peru [Member]
Disclosure of operating segments [line items]
Revenue	277,701	225,966	179,303
Cost of service	(36,596)	(34,297)	(24,409)
Administrative expenses	(5,593)	(4,658)	(2,586)
Other income	948	966	764
Inter Segment [Member] | Total reportable segments [Member]
Disclosure of operating segments [line items]
Revenue	317,889	262,139	205,334
Cost of service	(315,940)	(259,493)	(203,291)
Administrative expenses	(5,962)	(5,566)	(2,814)
Other income	11,807	11,967	10,157
Inter Segment [Member] | Holding and eliminations [Member]
Disclosure of operating segments [line items]
Revenue		(262,139)	(205,334)
Cost of service		259,493	203,291
Administrative expenses	5,962	5,566	2,814
Other income	(11,807)	(11,967)	(10,157)
Corporate [Member]
Disclosure of operating segments [line items]
Administrative expenses	(155,256)	(148,749)	(132,882)
Corporate [Member] | Oncosalud Peru [Member]
Disclosure of operating segments [line items]
Administrative expenses	(64,885)	(63,867)	(79,570)
Corporate [Member] | Healthcare services in Peru [Member]
Disclosure of operating segments [line items]
Administrative expenses	(63,407)	(60,072)	(52,910)
Corporate [Member] | Healthcare services in Colombia [Member]
Disclosure of operating segments [line items]
Administrative expenses	(11,542)	(11,810)	(5,895)
Corporate [Member] | Healthcare services in Mexico [Member]
Disclosure of operating segments [line items]
Administrative expenses	(6,567)	(8,772)
Corporate [Member] | Total reportable segments [Member]
Disclosure of operating segments [line items]
Administrative expenses	(146,401)	(144,521)	(138,375)
Corporate [Member] | Holding and eliminations [Member]
Disclosure of operating segments [line items]
Administrative expenses	S/ (8,855)	S/ (4,228)	S/ 5,493